Net Loss per Share Applicable to Ordinary Shareholders, Basic and Diluted	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss per Share Applicable to Ordinary Shareholders, Basic and Diluted
Note 13. Net Loss per Share Applicable to Ordinary Shareholders, Basic and Diluted
The Company calculates basic and diluted net loss per share attributable to ordinary shareholders using the two-class
method required for companies with participating securities. The Company considers preferred stock to be participating securities as the holders are entitled to receive dividends on a pari passu basis in the event that a dividend is paid on ordinary shares. The effects of conversions at a ratio of 22.4 Surf Air shares to 1 SAM share, have been applied to outstanding common shares and rights to receive common shares for all periods presented in calculating earnings per share and for presentation within the Unaudited Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Shares and Shareholders’ Deficit.
The following table sets forth the computation of net loss per ordinary share
(in thousands, except share data)
:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss	$(44,520)	$(18,753)	$(65,093)	$(29,400)
Weighted-average number of common shares used in net loss per share applicable to ordinary shareholders, basic and diluted	14,168,091	13,427,098	14,138,856	12,759,876
Net loss per share applicable to ordinary shareholders, basic and diluted	$(3.14)	$(1.40)	$(4.60)	$(2.30)

The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Excluded securities:
Options to purchase ordinary shares	1,743,735	1,125,008	1,743,735	1,125,008
Restricted stock units	220,424	220,424	220,424	220,424
Unvested RSPAs	3,072,999	3,264,603	3,072,999	3,264,603
Preferred stock (as converted to ordinary shares)	14,226,483	13,323,745	14,226,483	13,323,745

Total ordinary shares equivalents	19,263,641	17,933,781	19,263,641	17,933,781

Note 16. Net Loss per Share Applicable to Ordinary Shareholders, Basic and Diluted
The following table sets forth the computation of net loss per ordinary share
(in thousands, except share data)
:

	December 31,
	2022	2021
Net loss	$(74,362)	$(35,784)
Weighted-average number of ordinary shares used in net loss per share applicable to ordinary shareholders – basic and diluted	302,006,679	192,372,698
Net loss per share applicable to ordinary shareholders, basic and diluted	$(0.25)	$(0.19)

The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2022	2021
Excluded securities:
Options to purchase ordinary shares	39,608,026	10,806,791
Restricted stock units	4,937,534	4,937,535
Unvested RSPAs	70,835,766	75,689,677
Preferred stock (as converted to ordinary shares)	300,623,025	249,935,594

Total ordinary shares equivalents	416,004,351	341,369,597